Fees Summary	Sep. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 433,000
Previously Paid Amount	0.00
Total Fee Amount	63.91
Total Offset Amount	0.00
Net Fee	63.91
Narrative - Max Aggregate Offering Price	$ 433,000
Final Prospectus	true